Summary of Principal Accounting Policies - VIE Amounts and Balances (Details) - USD ($)		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial statement amounts and balances of the Group's VIEs
Cash and cash equivalents		$ 159,012,092	$ 147,263,466	$ 150,967,996
Accounts receivable, net of allowance for doubtful accounts		147,637,497	102,697,121
Contract assets		829,723	2,137,107
Customer deposits		57,174,006	10,671,689
Amounts due from related parties		9,673,069	6,694,579
Prepaid expenses and other current assets		5,436,412	8,620,215
Total current assets		383,200,538	280,550,991
TOTAL ASSETS		524,479,978	416,727,026
Accounts payable		1,523,084	803,275
Accrued payroll and welfare expenses		32,786,706	30,628,336
Income tax payable		56,690,976	58,029,858
Other tax payable		20,056,387	12,675,205
Amounts due to related parties		4,406,777	3,477,193
Advances from customers		34,245,744	26,872,685
Lease liabilities, current	[1]	5,189,251
Accrued marketing and advertising expenses		49,830,475	14,895,973
Other current liabilities		32,783,691	12,998,663
Total current liabilities		237,513,091	160,381,188
Lease liabilities, non-current	[1]	22,866,163
Deferred tax liabilities		11,741,607	14,779,770
Total liabilities		272,120,861	175,160,958
Revenues		692,604,955	462,030,656	362,532,033
Cost of revenues		(68,297,832)	(72,909,834)	(74,054,524)
Net income (loss)		10,871,851	(12,851,383)	(162,043,234)
Net cash provided by/(used in) by operating activities		19,696,016	1,692,301	(124,168,081)
Net cash provided by/(used in) investing activities		(5,561,191)	806,164	(8,111,610)
Net cash used in financing activities		40,545		(1,862,593)
Consolidated VIEs without recourse
Financial statement amounts and balances of the Group's VIEs
Cash and cash equivalents		123,865,160	86,850,225
Accounts receivable, net of allowance for doubtful accounts		142,183,616	101,824,418
Contract assets		817,286	2,137,107
Customer deposits		25,631,835	8,941,442
Amounts due from related parties		14,394,141	11,061,430
Prepaid expenses and other current assets		5,088,840	5,756,953
Total current assets		311,980,878	216,571,575
Total non-current assets		68,534,715	38,951,179
TOTAL ASSETS		380,515,593	255,522,754
Accounts payable		1,034,281	225,700
Accrued payroll and welfare expenses		29,839,798	23,622,869
Income tax payable		25,617,526	25,597,112
Other tax payable		19,150,299	11,730,876
Amounts due to related parties		3,263,567	3,862,779
Advances from customers		33,854,579	26,576,831
Lease liabilities, current		5,128,021	0
Accrued marketing and advertising expenses		46,724,846	9,439,740
Other current liabilities		28,394,803	10,338,171
Total current liabilities		193,007,720	111,394,078
Lease liabilities, non-current		22,795,137	0
Deferred tax liabilities		89,943	275,223
Total liabilities		215,892,800	111,669,301
Revenues		691,566,168	459,944,563	357,698,260
Cost of revenues		(59,822,537)	(64,237,782)	(64,947,541)
Net income (loss)		(2,843,984)	952,919	(4,453,820)
Net cash provided by/(used in) by operating activities		44,671,170	33,053,169	(33,297,103)
Net cash provided by/(used in) investing activities		(5,813,685)	31,110	(2,551,687)
Net cash used in financing activities		0	$ 0	$ 0
Assets of VIE's held as collateral or restricted to settle obligations		$ 0

[1]	Refer to Note 2 for details on the adoption of ASU 2016-02, Leases (Topic 842), which requires lessees to recognize a right-of-use asset and lease liability on their balance sheet for all leases with a term of more than 12 months. The Group adopted this ASU on January 1, 2019 using the modified retrospective approach and the financial statements for the comparative period has not been restated.